The Azzad Funds

Azzad Wise Capital Fund (WISEX)

Azzad Ethical Fund (ADJEX)

(a series of Azzad Funds)

Supplement dated February 18, 2015

to the Statement of Additional Information dated November 1, 2014

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The following information supplements and to the extent inconsistent therewith, supersedes, certain information in the Statement of Additional Information (“SAI”).

The Fund’s SAI is hereby revised to remove or amend all references to Syed Shamshad Husain, as appropriate, who retired as an Independent Trustee effective October 16, 2014.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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This Supplement, and the Prospectus and Statement of Additional Information both dated November 1, 2014, as supplemented, provide relevant information for all shareholders and should be retained for future reference.  The Prospectus and the Statement of Additional Information both dated November 1, 2014, as supplemented, have been filed with the Securities and Exchange Commission and are incorporated by reference.  These documents can be obtained without charge by calling toll-free 888.862.9923 or by downloading them online at www.azzadfunds.com.